Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Commission income	$ 769,150	$ 693,591	$ 2,478,230	$ 1,478,189	$ 3,321,837	$ 1,103,406
Commission expense	213,305	230,235	736,628	636,692	1,717,786	667,430
Commission expense – related party	200,000	213,925	670,900	268,825
Gross margin	355,845	249,431	1,070,702	572,672	1,604,051	435,976
Operating expenses:
Stock based compensation	1,582,072		1,582,072
Professional fees	80,750	11,455	88,114	51,463
Payroll expense	63,009	65,507	179,487	181,005
General and administrative	144,083	125,456	327,522	404,263	680,872	635,942
Depreciation expense			32,379	25,903	25,903	25,903
Impairment				33,333		33,333
Total operating expenses	1,869,914	202,418	2,177,195	636,731	706,775	695,178
(Loss) income from operations	(1,514,069)	47,013	(1,106,493)	(64,059)	897,276	(259,202)
Other income (expense):
Interest expense	(5,217)		(5,217)
Impairment expense				(33,333)
Gain of forgiveness of debt				82,335		82,335
Total other (expense) income	(5,217)		(5,217)	49,002		82,335
Net (loss) income before income tax	(1,519,286)	47,013	(1,111,710)	(15,057)
Income tax
Net (Loss) Income	$ (1,519,286)	$ 47,013	$ (1,111,710)	$ (15,057)	$ 897,276	$ (176,867)
(Loss) income per share, basic	$ (0.04)	$ 0.00	$ (0.04)	$ (0.00)
(Loss) income per share, diluted	$ (0.04)	$ 0.00	$ (0.04)	$ (0.00)
Weighted average shares outstanding, basic	41,247,538	10,133,284	25,183,114	10,133,284
Weighted average shares outstanding, diluted	41,247,538	10,133,284	25,183,114	10,133,284